Expense Example - FidelityEuropeFund-AMCIZPRO - FidelityEuropeFund-AMCIZPRO - Fidelity Europe Fund	Dec. 30, 2023 USD ($)
Fidelity Advisor Europe Fund - Class A
Expense Example:
1 year	$ 669
3 years	869
5 years	1,086
10 years	1,707
Fidelity Advisor Europe Fund - Class C
Expense Example:
1 year	276
3 years	545
5 years	939
10 years	1,842
Fidelity Advisor Europe Fund - Class M
Expense Example:
1 year	471
3 years	727
5 years	1,002
10 years	1,787
Fidelity Advisor Europe Fund - Class I
Expense Example:
1 year	69
3 years	218
5 years	379
10 years	847
Fidelity Advisor Europe Fund - Class Z
Expense Example:
1 year	58
3 years	183
5 years	318
10 years	$ 714